Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share (in dollars per share)	$ 0.8275	$ 3.31	$ 3.06	$ 2.83